TRADE AND OTHER RECEIVABLES (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Schedule of trade and other receivables

	March 31, 2024	December 31, 2023
	$	$
Trade receivable	5,091	2,627
Income tax receivable	185	185
Sales tax receivable	337	19
Duties receivable	172	172
Receivable from manufacturer	1,739	2,596
Total Trade and other receivables	7,524	5,599